Mandatorily Redeemable Series A Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Mandatorily Redeemable Series A Preferred Stock
Summary of Series A Preferred Stock

The Series A Preferred Stock consisted of:

	September 30, 2016	December 31, 2015
Face value	$26,469	$26,469
Accumulated dividends	13,231	9,083
Net accretion of issuance & transaction cost	—	(844)

Total Series A Preferred Stock	$39,700	$34,708

At December 31, 2015 and 2014, the Series A Redeemable Preferred Stock consisted of:

December 31,	2015	2014
Face value	$26,469	$26,469
Unaccreted value of common stock and issuance costs	(1,628)	(1,938)
Accumulated dividends	9,083	4,218
Current year accretion of common stock and issuance costs	784	310

Total Series A Redeemable Preferred Stock	$34,708	$29,059